INVESTMENTS UNDER EQUITY METHOD (Details) (USD $)	12 Months Ended
	Dec. 31, 2014 item	Dec. 31, 2013 item	Dec. 31, 2012
INVESTMENTS UNDER EQUITY METHOD [Abstract]
Number of equity method investees	12	12
Impairment loss recognized on investments under equity method	$ 0	$ 0	$ 0
Condensed statement of operations information:
Revenue	17,260,168	12,436,311	11,970,674
Net income	118,987	226,421	949,340
Group's equity in net income of investees	55,524	110,362	465,175
Condensed balance sheet information:
Current assets	17,672,329	16,224,891
Non-current assets	3,223,925	3,951,387
Total assets	20,896,254	20,176,278
Current liabilities	7,962,988	7,697,035
Non-current liabilities	392,352
Equity	12,540,914	12,479,243
Total liabilities and equity	20,896,254	20,176,278
Group's share of net assets	6,137,653	6,110,195
Carrying value of the Group's investments under the equity method	$ 7,585,289	$ 7,622,448